Disaggregation of Revenues and Segment Reporting - Schedule of Net Revenues (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total Revenue	$ 23,896,448	$ 19,657,905	$ 50,782,073	$ 54,596,333	$ 73,244,083	$ 109,691,001
Solar system installations, net [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	23,635,215	19,230,550	49,699,771	52,332,526
Roofing installations [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 261,233	$ 427,355	$ 1,082,302	$ 2,263,807